Alliance Government Reserves
This is filed pursuant to Rule 497(e).
File Nos. 2-63315 and 811-02889.

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                                     YIELDS
  For current recorded yield information on the Funds, call toll-free (800) 221-9513.
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  The Funds are open-end management investment companies with investment objectives of safety, liquidity and maximum current income (in the case of Alliance Municipal Trust-General, exempt from Federal income taxes and, in the case of the New York and California Portfolios, exempt from Federal and state income taxes of the respective states) to the extent consistent with the first two objectives. Alliance Capital Reserves, Alliance Treasury Reserves and the General Portfolio of Alliance Municipal Trust are diversified. The New York and California Portfolios of Alliance Municipal Trust are non-diversified, and are offered only to residents of New York and California, respectively. This prospectus sets forth the information about each Fund that a prospective in-vestor should know before investing. Please retain it for future reference.

  AN INVESTMENT IN A FUND IS (I) NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT; (II) NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III) NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  A "Statement of Additional Information" for each Fund dated November 1, 1995, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A free copy may be obtained by contacting your Registered Representative.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                   CONTENTS
                                   --------
              Expense Information.............................   2
              Financial Highlights............................   3
              Investment Objectives and Policies..............   6
              Purchase and Redemption of Shares...............   9
              Additional Information..........................  10
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                                    LARKIN

                                 Introduces...


                         .  Alliance Capital Reserves

                         .  Alliance Treasury Reserves

                         .  Alliance Municipal Trust

                              -General Portfolio

                              -California Portfolio

                              -New York Portfolio


                         Prospectus:  November 1, 1995


                        Emmett A. Larkin Company, Inc.

                            Investment Securities

                                100 Bush Street
                            San Francisco, CA 94104

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                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

  The Funds have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES (as a
 percentage of average net assets, after       ACR   ATR   AMT-GEN AMT-NY AMT-CA
 expense reimbursement)                        ---   ----  ------- ------ ------
   Management Fees............................  .48%  .50%   .50%    .50%   .50%
   12b-1 Fees.................................  .25   .20    .25     .25    .25
   Other Expenses.............................  .27   .30    .25     .25    .25
                                               ----  ----   ----    ----   ----
   Total Fund Operating Expenses.............. 1.00% 1.00%  1.00%   1.00%  1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   ACR.......................................... $  10    $32     $55     $122
   ATR.......................................... $  10    $32     $55     $122
   AMT--General................................. $  10    $32     $55     $122
   AMT--New York................................ $  10    $32     $55     $122
   AMT--California.............................. $  10    $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Fund will bear di-rectly and indirectly. The expenses listed in the table for ATR are net of the contractual reimbursement by the Adviser described in this prospectus. The ex-penses of such Portfolio, before expense reimbursements, would be: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.30% and Total Operating Ex-penses--1.05%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD (AUDITED)
--------------------------------------------------------------------------------

  The following tables have been audited by McGladrey & Pullen LLP, each of the Fund's independent auditors, whose unqualified report thereon appears in each Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in each Fund's Statement of Additional Information. Further information about a Fund's performance is contained in each Fund's annual report, which is available without charge upon request.

                                                      YEAR ENDED JUNE 30,
 ALLIANCE CAPITAL RESERVES  ---------------------------------------------------------------------------------
                             1995    1994    1993    1992    1991    1990    1989    1988     1987     1986
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Net asset value,
  beginning of period.....   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00    $1.00    $1.00    $1.00
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....   .0447   .0255   .0266   .0438   .0662   .0782   .0788   0.0625   0.0549   0.0685
 Net realized gain on
  investments.............     -0-     -0-   .0003   .0013     -0-     -0-     -0-      -0-      -0-      -0-
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Net increase in net
  assets from operations..   .0447   .0255   .0269   .0451   .0662   .0782   .0788   0.0625   0.0549   0.0685
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 LESS: DISTRIBUTIONS
 Dividends from net
  investment income.......  (.0447) (.0255) (.0266) (.0438) (.0662) (.0782) (.0788) (0.0625) (0.0549) (0.0685)
 Distributions from net
  realized gains..........     -0-     -0-  (.0003) (.0013)    -0-     -0-     -0-      -0-      -0-      -0-
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Total dividends and
  distributions...........  (.0447) (.0255) (.0269) (.0451) (.0662) (.0782) (.0788) (0.0625) (0.0549) (0.0685)
                            ------  ------  ------  ------  ------  ------  ------  -------  -------  -------
 Net asset value, end of
  period..................   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00    $1.00    $1.00    $1.00
                            ======  ======  ======  ======  ======  ======  ======  =======  =======  =======
 TOTAL RETURNS
 Total investment return
  based on:
  Net asset value(a)......    4.57%   2.58%   2.73%   4.61%   6.84%   8.14%   8.20%    6.45%    5.64%    7.09%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $3,024  $2,417  $2,112  $1,947  $1,937  $1,891  $1,536   $1,392   $1,458   $1,198
 Ratio to average net
  assets of:
  Expenses, net of waivers
   and reimbursements.....    1.00%   1.00%   1.00%   1.00%    .97%    .88%    .95%     .95%     .99%    1.01%
  Expenses, before waivers
   and reimbursements.....    1.03%   1.03%   1.00%   1.00%    .97%    .98%   1.05%    1.05%    1.09%    1.11%
  Net investment
   income(b)..............    4.51%   2.57%   2.65%   4.37%   6.62%   7.82%   7.87%    6.26%    5.50%    6.85%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of waivers and reimbursements.

                                                           SEPTEMBER 1, 1993(a)
                                              YEAR ENDED         THROUGH
                                             JUNE 30, 1995    JUNE 30, 1994
ALLIANCE TREASURY RESERVES                   ------------- --------------------
Net asset value, beginning of period........   $   1.00          $  1.00
                                               --------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.......................      .0460            .0260
                                               --------          -------
LESS: DISTRIBUTIONS
Dividends from net investment income........     (.0460)          (.0260)
                                               --------          -------
Net asset value, end of period..............   $   1.00          $  1.00
                                               ========          =======
TOTAL RETURNS
Total investment return based on:
 Net asset value(b).........................       4.71%            3.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)......   $493,702          $80,720
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments.....................................        .69%             .28%(c)
 Expenses, before waivers and reimburse-
  ments.....................................       1.05%            1.28%(c)
 Net investment income(d)...................       4.86%            3.24%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of waivers and reimbursements.

                                                         GENERAL PORTFOLIO
ALLIANCE MUNICIPAL TRUST  ----------------------------------------------------------------------------------------------
                                                                             SIX MONTHS
                                     YEAR ENDED JUNE 30,                       ENDED        YEAR ENDED DECEMBER 31,
                          -------------------------------------------------   JUNE 30,    ------------------------------
                           1995       1994    1993    1992    1991    1990      1989       1988    1987    1986    1985
                          ------     ------  ------  ------  ------  ------  ----------   ------  ------  ------  ------
Net asset value,
 beginning of period....  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00    $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00
                          ------     ------  ------  ------  ------  ------    ------     ------  ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...    .028       .018    .020    .034    .046    .055      .030       .047    .041    .044    .049
Net realized and
 unrealized loss on
 investments............   (.003)       -0-     -0-     -0-     -0-     -0-       -0-        -0-     -0-     -0-     -0-
                          ------     ------  ------  ------  ------  ------    ------     ------  ------  ------  ------
Net increase in net
 asset value from
 operations.............    .025       .018    .020    .034    .046    .055      .030       .047    .041    .044    .049
                          ------     ------  ------  ------  ------  ------    ------     ------  ------  ------  ------
ADD: CAPITAL
 CONTRIBUTIONS
Capital Contributed by
 the Adviser............    .003        -0-     -0-     -0-     -0-     -0-       -0-        -0-     -0-     -0-     -0-
                          ------     ------  ------  ------  ------  ------    ------     ------  ------  ------  ------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......   (.028)     (.018)  (.020)  (.034)  (.046)  (.055)    (.030)     (.047)  (.041)  (.044)  (.049)
                          ------     ------  ------  ------  ------  ------    ------     ------  ------  ------  ------
Net asset value, end of
 period.................  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00    $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00
                          ======     ======  ======  ======  ======  ======    ======     ======  ======  ======  ======
TOTAL RETURNS
Total investment return
 based on:
 Net asset value(a).....    2.83%(c)   1.81%   2.05%   3.48%   4.71%   5.65%     6.13%(b)   4.81%   4.18%   4.50%   5.04%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)...  $1,189     $1,134  $1,016    $914    $883    $798      $695       $633    $690    $794    $374
Ratio to average net
 assets of:
 Expense, net of waivers
  and reimbursements....     .94%       .92%    .92%    .92%    .89%    .83%      .84%(b)    .83%    .80%    .80%    .85%
 Expense, before waivers
  and reimbursements....     .95%       .94%    .94%    .95%    .95%    .93%      .94%(b)    .93%    .90%    .90%    .95%
 Net investment
  income(d).............    2.78%      1.80%   2.02%   3.40%   4.57%   5.50%     5.96%(b)   4.69%   4.08%   4.31%   4.87%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser has no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                              NEW YORK PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS      YEAR ENDED       OCTOBER 6,
                                          YEAR ENDED JUNE 30,                         ENDED        DECEMBER 31,      1986(a) TO
                          --------------------------------------------------------   JUNE 30,     ----------------  DECEMBER 31,
                            1995      1994      1993      1992     1991     1990       1989        1988     1987        1986
                          --------  --------  --------  --------  -------  -------  ----------    -------  -------  ------------
Net asset value,
 beginning of period....  $   1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00    $ 1.00       $ 1.00   $ 1.00     $ 1.00
                          --------  --------  --------  --------  -------  -------   -------      -------  -------    -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...      .028      .018      .019      .034     .042     .051      .027         .041     .036       .008
                          --------  --------  --------  --------  -------  -------   -------      -------  -------    -------
LESS DISTRIBUTIONS
Dividends from net
 investment income......     (.028)    (.018)    (.019)    (.034)   (.042)   (.051)    (.027)       (.041)   (.036)     (.008)
                          --------  --------  --------  --------  -------  -------   -------      -------  -------    -------
Net asset value, end of
 period.................  $   1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00    $ 1.00       $ 1.00   $ 1.00     $ 1.00
                          ========  ========  ========  ========  =======  =======   =======      =======  =======    =======
TOTAL RETURNS
Total investment return
 based on:
 Net asset value(b).....      2.84%     1.77%     1.94%     3.47%    4.32%    5.26%     5.61%(c)     4.14%    3.71%      3.46%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $177,254  $162,839  $100,529  $100,476  $71,748  $62,536   $41,910      $41,335  $58,684    $78,462
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements........       .85%      .84%      .80%      .80%     .80%     .80%      .85%(c)     1.00%     .87%       .55%(c)
 Expenses, before
  waivers and
  reimbursements........      1.03%     1.08%     1.06%     1.12%    1.15%    1.18%     1.35%(c)     1.33%     .97%      1.05%(c)
 Net investment
  income(d).............      2.81%     1.77%     1.91%     3.35%    4.20%    5.13%     5.45%(c)     4.03%    3.62%      3.48%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                        CALIFORNIA PORTFOLIO
                          -----------------------------------------------------------------------------------------
                                                                                      SIX MONTHS    JUNE 2, 1988(a)
                                           YEAR ENDED JUNE 30,                          ENDED           THROUGH
                          ----------------------------------------------------------   JUNE 30,      DECEMBER 31,
                            1995      1994      1993      1992      1991      1990       1989            1988
                          --------  --------  --------  --------  --------  --------  ----------    ---------------
Net asset value,
 beginning of period....  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00        $   1.00
                          --------  --------  --------  --------  --------  --------   --------        --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...      .027      .018      .020      .032      .043      .050       .029            .030
                          --------  --------  --------  --------  --------  --------   --------        --------
LESS: DISTRIBUTIONS
Dividends from net
 investment income......     (.027)    (.018)    (.020)    (.032)    (.043)    (.050)     (.029)          (.030)
                          --------  --------  --------  --------  --------  --------   --------        --------
Net asset value, end of
 period.................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00        $   1.00
                          ========  ========  ========  ========  ========  ========   ========        ========
TOTAL RETURNS
Total investment return
 based on:
 Net asset value(b).....      2.78%     1.83%     2.05%     3.26%     4.43%     5.17%      6.02%(c)        5.20%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $236,479  $219,673  $156,200  $121,317  $111,957  $104,097   $242,124        $103,390
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements........       .93%      .93%      .93%      .95%     1.00%      .99%       .92%(c)         .89%(c)
 Expenses, before
  waivers and
  reimbursements........      1.01%     1.02%     1.02%     1.05%     1.10%     1.09%      1.02%(c)        1.10%(c)
 Net investment
  income(d).............      2.75%     1.82%     2.01%     3.18%     4.32%     5.03%      5.90%(c)        5.21%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

  From time to time each Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. For ACR dividends for the seven days ended June 30, 1995 amounted to an annualized yield of 5.12%, equivalent to an effective yield of 5.25%. For ATR dividends for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 4.97%, equivalent to an effective yield of 5.10%. Absent such reimbursement, the annualized yield for such period would have been 4.72%, equivalent to an effective yield of 4.85%. Dividends for AMT-General for the seven days ended June 30, 1995 amounted to an annualized yield of 3.25%, equivalent to an effective yield of 3.30%. Dividends for AMT-New York for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.36%, equivalent to an effective yield of 3.42%. Absent expense reimbursement, the annualized yield for this period would have been 3.23%, equivalent to an effective yield of 3.29%. Dividends for AMT-California for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.18%, equivalent to an effective yield of 3.23%. Absent expense reimbursement, the annualized yield for this period would have been 3.13%, equivalent to an effective yield of 3.18%.

--------------------------------------------------------------------------------
                    INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------
  The investment objectives of each of the Funds are--in the following order of priority--safety of principal, excellent liquidity and, to the extent con-sistent with the first two objectives, maximum current income that is, in the case of each Portfolio of Alliance Municipal Trust, exempt from income taxa-tion to the extent described below. As a matter of fundamental policy, each Fund pursues its objectives by maintaining a portfolio of high-quality money market securities all of which at the time of investment have remaining matu-rities of one year (397 days with respect to ATR) or less, which maturities may extend to 397 days. While the fundamental policies described above and the "other fundamental investment policies" described below may not be changed without shareholder approval, each Fund may, upon notice to shareholders, but without such approval, change nonfundamental investment policies or create ad-ditional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance that any Fund's ob-jectives will be achieved.

  The Funds will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as amended, including the diversity, quality and matu-rity limitations imposed by the Rule. The average maturity of each Fund's portfolio cannot exceed 90 days. A more detailed description of Rule 2a-7 is set forth in each Fund's Statement of Additional Information.

ALLIANCE CAPITAL RESERVES

  The money market securities in which Alliance Capital Reserves ("ACR") in-vests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest bearing savings deposits issued or guaranteed by banks or savings and loan as-sociations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which the Fund may invest; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, is-sued by companies having outstanding debt securities rated AAA or AA by Stan-dard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, ACR's Custodian, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. ACR may also invest in certificates of deposit issued by, and time deposits maintained at, foreign branches of domestic banks described in (2) above and prime quality dollar-de-nominated commercial paper issued by foreign companies meeting the criteria specified in (3) above.

  ACR may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of ACR. Re-stricted securities are securities subject to contractual or legal restric-tions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the "Securities Act"). The Fund may purchase restricted securities eligible for resale under Rule 144A under the Securities Act and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act and, in each case, determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of the Fund.

  ACR may invest in asset-backed securities that meet its existing diversifi-cation, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership in-terest, or commercial paper or other debt securities issued by a special pur-pose corporation. Although the securities may have some form of credit or li-quidity enhancement, payments on the securities depend predominately upon col-lection of the loans and receivables held by the issuer. It is ACR's current intention to limit its investment in such securities to not more than 5% of its net assets.

  Other Fundamental Investment Policies. To maintain portfolio diversification and reduce investment risk, ACR may not: (1) invest more than 25% of its as-sets in the securities of issuers conducting their principal business activi-ties in any one industry although there is no such limitation with respect to U.S. Government securities or certificates of deposit, bankers' acceptances and interest bearing savings deposits; (2) invest more than 5% of its assets in securities of any one issuer (except the U.S. Government) although with re-spect to one-quarter of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any is-suer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in ag-gregate amounts not exceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests; or (5) mortgage, pledge or hypothecate its assets except to secure such borrowings.

  As a matter of operating policy, fundamental policy number (2) would give ACR the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the fu-ture.

ALLIANCE TREASURY RESERVES

  The securities in which Alliance Treasury Reserves ("ATR") invests are: (1) issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New
York) in U.S. Government securities or State Street Bank and Trust Company, ATR's Custodian. For each repurchase agreement, ATR requires continual mainte-nance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, ATR might suffer a loss to the extent that the proceeds from the sale of the col-lateral were less than the repurchase price. ATR may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and payment for when-issued securities takes place after the transaction date. The payment amount and the interest rate that will be received on the securi-ties are fixed on the transaction date. The value of such securities may fluc-tuate prior to their settlement, thereby creating an unrealized gain or loss to ATR.

  Other Fundamental Investment Policies. To maintain portfolio diversification and reduce investment risk, ATR may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggre-gate amounts not exceeding 10% of its assets and to be used exclusively to fa-cilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and it will not purchase any investment while any such borrowings exist; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to se-cure such borrowings.

ALLIANCE MUNICIPAL TRUST

  The investment objectives of each Portfolio are safety of principal, liquid-ity and, to the extent consistent with these objectives, maximum current in-come that is exempt from income taxation to the extent described below. Except when a Portfolio assumes a temporary defensive position, as a matter of funda-mental policy, at least 80% of each Portfolio's total assets will be invested in municipal securities (as opposed to the taxable investments described be-low). Normally, substantially all of each Portfolio's income will be tax-ex-empt as described below (e.g., for 1994, 100% of the income of each Portfolio was ex-empt from Federal income taxes).

  The General Portfolio seeks maximum current income that is exempt from Fed-eral income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local in-come taxes.

  The New York Portfolio seeks maximum current income that is exempt from Fed-eral, New York state and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by New York state or its political subdivisions.

  The California Portfolio seeks maximum current income that is exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of California or its po-litical subdivisions.

  Each Portfolio of the Fund may invest without limitation in tax-exempt mu-nicipal securities subject to the alternative minimum tax (the "AMT").

  Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified pri-vate activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) inter-est on all tax-exempt obligations will be included in "adjusted current earn-ings" of corporations for AMT purposes. Such bonds have provided, and may con-tinue to provide, somewhat higher yields than other comparable municipal secu-rities. See below, "Daily Dividends, Other Distributions, Taxes."

  There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the New York and California Portfolios should consider the greater risk of the concentration of such Portfolios ver-sus the safety that comes with less concentrated investments and should com-pare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, including other states' issues, before making an investment decision. The Adviser believes that by maintaining each Portfo-lio's investments in liquid, short-term, high quality investments, each Port-folio is largely insulated from the credit risks that exist on long-term mu-nicipal securities of the relevant state. See the Statement of Additional In-formation for a more detailed discussion of the financial condition of New York and California.

  Municipal Securities. The municipal securities in which each Portfolio in-vests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various sea-sonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are se-cured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

  A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, ac-cordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. The letters of credit of any single bank in respect of all variable rate obligations will not cover more than 10% of a Portfolio's total assets.

  Each Portfolios' municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1

Check-Writing Service

Complete the Signature Card. A supply of free checks will be sent to you shortly.

SEND THIS COMPLETED FORM TO:
EMMETT A. LARKIN COMPANY
100 BUSH STREET
STE. 1000
SAN FRANCISCO, CA 94104

ALLIANCE MEMORANDUM ACCOUNT
--------------------------------------------------------------------------------
BROKER DEALER

EMMETT A. LARKIN COMPANY, INC.
--------------------------------------------------------------------------------
ACCOUNT NAME(S) AS REGISTERED

--------------------------------------------------------------------------------
ACCOUNT ADDRESS             Street            City      State           Zip Code

--------------------------------------------------------------------------------
ACCOUNT SOCIAL SECURITY NO. OR TAXPAYER IDENTIFICATION NO.

--------------------------------------------------------------------------------
AUTHORIZED SIGNATURE(S)

1.  ................................      2.  ..................................

--------------------------------------------------------------------------------
FUND ACCOUNT NAME                              FUND ACCOUNT NO.

   .....................................       ...............................
               To be completed by Emmett A. Larkin Company, Inc.
--------------------------------------------------------------------------------

Joint Accounts check one:       [_]  Either owner is authorized to sign
                                     Redemption Checks.

                                [_] All owners are required to sign Redemption Checks.

                                (If no box is checked, only one signature will be required.

Checkbooks are not transferable to other accounts.  If you change account numbers or change funds, you must reapply for check-writing.

STATE STREET BANK AND TRUST COMPANY       Subject to condition printed on the
                                          reverse side
--------------------------------------------------------------------------------
SIGNATURE GUARANTEED BY (see reverse side)

 ....................................................................
(Name of Bank or Firm)

 ....................................................................
(Name of Officer & Title)

--------------------------------------------------------------------------------

The payment of funds ia authorized by the signature(s) appearing on the reverse side. Each signatory guarantees the genuineness of the other signatures.

State Street Bank and Trust Company (the "Bank") is hereby appointed agent by the person(s) signing this card (the "Depositor(s)") and, as agent, is authorized and directed, upon presentment of checks to the Bank to transmit such checks to the Fund or its transfer agent as requests to redeem shares registered in the name of the Depositor(s) in the amounts of such checks for deposit in this checking account.

This checking arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current Prospectus for each Alliance mutual fund as to which the Depositor has arranged to redeem shares by check-writing. The Bank is further authorized to effect redemptions to defray the Bank's charges relating to this checking arrangement. The Depositor(s) agrees that he shall be subject to the rules and regulations of the Bank pertaining to this checking arrangement as amended from time to time; that the Bank has the right not to honor checks which do not meet the Bank's normal standards for checks presented to it, that the Bank and Alliance have the right to change, modify or terminate this check-writing service at any time; and that the Bank shall be liable only for its own negligence.

SEND THIS CARD (WITH ANY NECESSARY AUTHORIZING DOCUMENTATION) TO:

EMMETT A. LARKIN COMPANY, INC.
100 BUSH STREET STE. 1000
SAN FRANCISCO, CA 94104

MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corporation (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

  A Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custo-dian will maintain, in a separate account of the respective Portfolio, liquid high-grade debt securities having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally ex-pressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluc-tuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

  Taxable Investments. The taxable investments in which each Portfolio may in-vest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

  Other Fundamental Investment Policies. To reduce investment risk, the Gen-eral Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total as-sets the General Portfolio may invest up to 10% per issuer, and (ii) the New York and California Portfolios may invest 50% of their respective total assets in as few as four issuers (but no more than 25% of total assets in any one is-suer); and a Portfolio may not purchase more than 10% of any class of the vot-ing securities of any one issuer except those of the U.S. Government.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

OPENING ACCOUNTS

  Contact your Registered Representative to open a Fund account. Holdings will appear on your consolidated Larkin monthly statement.

SUBSEQUENT INVESTMENTS

 A. BY CHECK

  Mail or deliver your check (initial minimum $5,000, there is no initial min-imum for IRAs), payable to Emmett A. Larkin Company, Inc. who will deposit it into the Fund. Please designate the appropriate Fund and indicate your broker-age account number on the check or draft.

 B. BY SWEEP

  Emmett A. Larkin Company, Inc. has available an automatic "sweep" for the Funds in the operation of brokerage accounts for its customers. If you request the sweep arrangement, every day any cash of $1,000 or more in your brokerage account is moved into your money market fund account. In addition, every Fri-day, the automatic sweep arrangement moves any cash balances of $250 or more, and on the last day of each statement month, all cash balances, regardless of amount, are transferred into your money market fund account.

REDEMPTIONS

 A. BY CONTACTING YOUR REGISTERED REPRESENTATIVE

  Instruct your Registered Representative to order a withdrawal from your Fund account to issue a check made payable to you.

 B. BY SWEEP

  Larkin's automatic sweep moves money from your Fund account to cover invest-ment purchases made in your brokerage account.

 C. BY CHECK-WRITING

  With this service, you may write checks made payable to any payee, in any amount of $100 or more. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First you must fill out the Signature Card located in this prospectus. There is no separate charge for the check-writing service and your checks are provided free of charge. The check-writing service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is pre-sented for payment.

-------------------------------------------------------------------------------
                            ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

  SHARE PRICE. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Fund's shares is determined each business day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of a Fund is calculated by taking the sum of the value of that Fund's investments (amor-tized cost value is used for this purpose) and any cash or other assets, sub-tracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

  TIMING OF INVESTMENTS AND REDEMPTIONS. The Funds have two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is re-ceived before or after 12:00 Noon.

  During periods of drastic economic or market developments, such as the mar-ket break of October 1987, it is possible that shareholders would have diffi-culty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on page 11 of this prospectus. The Funds reserve the right to suspend or terminate their telephone redemption service at any time without notice. Nei-ther the Funds nor the Adviser, or Alliance Fund Services, Inc. will be re-sponsible for the authenticity of telephone requests for redemptions that the Funds reasonably believe to be genuine. The Funds will employ reasonable pro-cedures in order to verify that telephone requests for redemptions are genu-ine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to sharehold-ers. If the Funds did not employ such procedures, they could be liable for losses arising from unauthorized or fraudulent telephone instructions. Se-lected dealers or agents may charge a commission for handling telephone re-quests for redemptions.

  Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

  DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Fund is determined each business day at 4:00 p.m. (New York time) and is paid immedi-ately thereafter pro rata to shareholders of that Fund of record via automatic investment in additional full and fractional shares of that Fund in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

  Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in its net asset value and are not included in net income.

  Distributions to you out of tax-exempt interest income earned by each Port-folio of Alliance Municipal

Trust are not subject to Federal income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Fed-eral individual and corporate AMT. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City personal income taxes. Dis-tributions to residents of California out of income earned by the California Portfolio from California municipal securities are exempt from California per-sonal income taxes. Distributions out of taxable interest income, other in-vestment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distribu-tions for the year just ended.

  THE ADVISER. Each Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105 under separate Advisory Agreements to pro-vide investment advice and, in general, to supervise its management and in-vestment program, subject to the general control of the Trustees of each Fund. For the fiscal year ended June 30, 1995, ACR, ATR, AMT-General, AMT-NY and AMT-CA each paid the Adviser an advisory fee at an annual rate of .46, .38,
 .50, .42 and .50 of 1%, respectively, of the average daily value of the re-spective Portfolio's net assets.

  Under a Distribution Services Agreement (the "Agreement"), each Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate av-erage daily net assets. For the fiscal year ended June 30, 1995, ACR, AMT-Gen-eral, AMT-NY and AMT-CA each paid the Adviser a distribution services fee at an annual rate of .25, .24, .15 and .17 of 1%, respectively, of the average daily value of the net assets of each Portfolio. For the period June 30, 1995, the Adviser waived the distribution fee for ATR. Substantially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depository institutions for ad-ministrative and accounting services provided to the Funds, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing the Funds' shares. The Funds believe that the administra-tive services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Funds or their shareholders) in the fu-ture to maintain such legal conformity should any changes in, or interpreta-tions of, such laws or regulations occur.

  The Adviser will reimburse each Fund to the extent that aggregate operating expenses of that Fund (including the Adviser's fee and expenses incurred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

  CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Com-pany, P.O. Box 1912, Boston, MA 02105, is the Funds' Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Funds' Transfer Agent and Distributor, respectively.

  FUND ORGANIZATION. Alliance Government Reserves (not offered by this pro-spectus) and ATR are series of Alliance Government Reserves which is a diver-sified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in December 1978. ACR and Alliance Money Reserves (not offered by this prospectus) are se-ries of Alliance Capital Reserves, a diversified open-end management invest-ment company registered under the 1940 Act. The Fund was reorganized as a Mas-sachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in April 1978. AMT-General is a diversified, and AMT-NY and AMT-CA are non-diversified series of Alliance Municipal Trust, which is also an open-end management invest-ment company registered under the 1940 Act consisting of such series and four other series not offered by this prospectus. The Fund was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland corporation since its formation in January 1983. Each Fund's activities are supervised by its Trustees. Normally, shares of each series of Alliance Munic-ipal Trust, Alliance Government Reserves and Alliance Capital Reserves are en-titled to one vote per share, and vote as a single series, on matters that af-fect each series in substantially the same manner. Massachusetts law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

  MANAGED ASSETS PLAN ("MAP"). Certain brokerage firms offer their customers MAP, which is a special cash management service linked to the Fund or to its companion money market funds. Among various features of MAP, the customer has direct access to his fund balance (1) with a Visa Gold Card that is accepted worldwide by participating merchants, banks, and automated teller machines and
(2) by MAP checks which can be written for any amount up to the balance in the account, with no restriction on the number of checks. Details of MAP, includ-ing its annual fee, are available from participating brokerage firms.

  REPORTS. You receive semi-annual and annual reports for your Fund as well as a monthly summary of your account. You can arrange for a copy of each of your account statements to be sent to other parties.

  Since this prospectus sets forth information about all the Funds, it is the-oretically possible that a Fund might be liable for any materially inaccurate or incomplete disclosure in this prospectus concerning another Fund. Based on the advice of counsel, however, the Funds believe that the potential liability of each Fund with respect to the disclosure in this prospectus extends only to the disclosure relating to that Fund.